Acquisitions and Divestitures (Chatom Gathering, Processing and Fractionation Plant(Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended			3 Months Ended	9 Months Ended			3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 High Point Infrastructure Partners, LLC [Member]	Sep. 30, 2013 High Point Infrastructure Partners, LLC [Member]	Sep. 30, 2013 Chatom Processing, Gathering and Fraftionation Plant [Member] mi	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]	Sep. 30, 2013 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue					$ 174,179
Payments on long-term debt				99,821	42,310								0	0
Revenues	79,536	53,401		216,626	141,580		10,700	19,700			14,562	15,371	41,818	15,371
Consideration transferred to acquire the Chatom Assets
Cash										51,377
Property, plant and equipment, net	316,655			316,655		223,819				58,279	58,791		58,791		58,818
Asset retirement cost	34,440			34,440		8,319				(452)	468		468		458
Accounts payable	2,248			2,248		5,527				399	210		210		427
Accrued gas purchases	16,320			16,320		17,034				3,631	2,614		2,614		2,428
Asset retirement obligation										452
Non-controlling interest	7,400			7,400		7,438				7,407	7,400		7,400		7,438
Total identifiable net assets										51,377
Acquisition (Textual) [Abstract]
Total cash consideration										51,400		0		0
Chatom Assets Location									15
Capacity of Refrigeration Processing Plant									25
Fractionation unit									1,900
Long-ton per day sulfur recovery									160
Gas Gathering System									29
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%			12.60%
Assumed Cost of Capital				9.25%
Inflationary Cost				2.50%
Effective Income Tax Rate, Continuing Operations				35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes				6.50%
Net (loss) income attributable to the Partnership	(2,731)	(4,275)	(4,275)	(28,396)	(257)		1,200	2,700			1,249	2,105	3,643	2,105
Business Acquisition, Pro Forma Net Income (Loss)					$ 1,422
Business Acquisition, Pro Forma Earnings Per Share, Basic					$ 0.14